SEGMENT REPORTING (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021		Jun. 30, 2020
Segment Reporting Information [Line Items]
Consolidated	$ 32,157,359	$ 31,507,680	[1]	$ 24,290,919
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Consolidated	3,033,606	3,513,008		2,891,284
U S A Investment Fund Management [Member]
Segment Reporting Information [Line Items]
Consolidated	18,669,464	17,467,044		12,834,581
U S A Beauty Products And Other [Member]
Segment Reporting Information [Line Items]
Consolidated	4,186,931	4,024,803		3,611,471
New Zealand Food Industry Segment [Member]
Segment Reporting Information [Line Items]
Consolidated	3,628,352	3,831,539		2,606,256
Canada Security Alarm [Member]
Segment Reporting Information [Line Items]
Consolidated	$ 2,639,006	$ 2,671,286		$ 2,347,327

[1]	Derived from audited financial statements